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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-08547


                   	 Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Independence Fund
Schedule of Investments  9/30/10

Principal                                                          Value
 Amount
          CONVERTIBLE CORPORATE BONDS - 0.5 %
          Transportation - 0.5 %
          Marine - 0.5 %
4,300,000 DryShips, Inc., 5.0%, 12/1/14                           $4,031,250
          TOTAL CONVERTIBLE CORPORATE BONDS
          (Cost  $4,046,046)                                      $4,031,250
 Shares
          COMMON STOCKS - 98.8 %
          Energy - 9.0 %
          Integrated Oil & Gas - 1.7 %
200,000   Exxon Mobil Corp.                                       $12,358,000
          Oil & Gas Drilling - 0.7 %
172,400   Pride International, Inc *                              $5,073,732
          Oil & Gas Equipment & Services - 1.9 %
144,060   National-Oilwell Varco, Inc.                            $6,406,348
457,100   Weatherford Intl, Inc. *                                 7,816,410
                                                                  $14,222,758
          Oil & Gas Exploration & Production - 4.7 %
192,040   Devon Energy Corp.                                      $12,432,670
195,200   Range Resources Corp. (b)                                7,442,976
461,300   Southwestern Energy Co. *                                15,425,872
                                                                  $35,301,518
          Total Energy                                            $66,956,008
          Materials - 5.6 %
          Diversified Metals & Mining - 3.5 %
303,600   Freeport-McMoRan Copper & Gold, Inc. (Class B)          $25,924,404
          Industrial Gases - 1.0 %
 82,800   Praxair, Inc. (b)                                       $7,473,528
          Steel - 1.1 %
189,700   U.S. Steel Group, Inc. (USX) (b)                        $8,316,448
          Total Materials                                         $41,714,380
          Capital Goods - 9.0 %
          Aerospace & Defense - 4.3 %
119,800   Precision Castparts Corp.                               $15,256,530
233,040   United Technologies Corp.                                16,599,439
                                                                  $31,855,969
          Industrial Conglomerates - 2.8 %
135,000   3M Co.                                                  $11,705,850
455,100   Textron, Inc. (b)                                        9,356,856
                                                                  $21,062,706
          Industrial Machinery - 1.9 %
394,700   Ingersoll-Rand Plc                                      $14,094,737
          Total Capital Goods                                     $67,013,412
          Transportation - 2.6 %
          Air Freight & Couriers - 1.0 %
 86,400   FedEx Corp.                                             $7,387,200
          Marine - 1.6 %
2,548,600 Dryships, Inc. * (b)                                    $12,258,766
          Total Transportation                                    $19,645,966
          Consumer Services - 4.0 %
          Casinos & Gaming - 2.8 %
595,290   Las Vegas Sands Corp. * (b)                             $20,745,857
          Hotels, Resorts & Cruise Lines - 1.2 %
290,000   Royal Caribbean Cruises, Ltd. * (b)                     $9,146,600
          Total Consumer Services                                 $29,892,457
          Media - 3.0 %
          Cable & Satellite - 1.0 %
179,800   Direct TV Group, Inc. *                                 $7,485,074
          Publishing - 2.0 %
1,198,500 Gannett Co. (b)                                         $14,657,655
          Total Media                                             $22,142,729
          Retailing - 6.2 %
          Apparel Retail - 3.5 %
171,200   Abercrombie & Fitch Co. (b)                             $6,731,584
631,600   Gap, Inc.                                                11,773,024
254,200   Urban Outfitters, Inc. * (b)                             7,992,048
                                                                  $26,496,656
          Internet Retail - 2.7 %
126,000   Amazon.Com, Inc. *                                      $19,789,560
 4,300    Priceline.com, Inc. *                                    1,506,250
                                                                  $21,295,810
          Total Retailing                                         $47,792,466
          Food & Drug Retailing - 2.0 %
          Drug Retail - 2.0 %
476,420   CVS/Caremark Corp.                                      $14,992,937
          Total Food & Drug Retailing                             $14,992,937
          Food, Beverage & Tobacco - 1.8 %
          Packaged Foods & Meats - 1.8 %
311,800   General Mills, Inc.                                     $11,393,172
 45,000   Nestle SA (A.D.R.) *                                     2,404,350
                                                                  $13,797,522
          Total Food, Beverage & Tobacco                          $13,797,522
          Household & Personal Products - 1.0 %
          Household Products - 1.0 %
 93,700   Colgate-Palmolive Co.                                   $7,201,782
          Total Household & Personal Products                     $7,201,782
          Health Care Equipment & Services - 2.7 %
          Health Care Equipment - 2.4 %
442,242   Insulet Corp. * (b)                                     $6,253,302
301,000   St. Jude Medical, Inc. *                                 11,841,340
                                                                  $18,094,642
          Health Care Supplies - 0.3 %
172,100   AGA Medical Holdings, Inc. * (b)                        $2,402,516
          Total Health Care Equipment & Services                  $20,497,158
          Pharmaceuticals & Biotechnology - 9.2 %
          Biotechnology - 3.1 %
121,300   Alexion Pharmaceuticals, Inc. *                         $7,806,868
 64,320   Gilead Sciences, Inc. *                                  2,290,435
378,700   Vertex Pharmaceuticals, Inc. * (b)                       13,091,659
                                                                  $23,188,962
          Pharmaceuticals - 6.1 %
221,000   Allergan, Inc.                                          $14,703,130
404,260   Bristol-Myers Squibb Co.                                 10,959,489
1,342,780 Cardiome Pharma Corp. *                                  8,190,958
150,000   Medicis Pharmaceutical Corp. (b)                         4,447,500
110,000   Shire Pharmaceuticals Group Plc (A.D.R.)                 7,400,800
                                                                  $45,701,877
          Total Pharmaceuticals & Biotechnology                   $68,890,839
          Banks - 1.0 %
          Regional Banks - 1.0 %
348,700   Zions Bancorporation (b)                                $7,448,232
          Total Banks                                             $7,448,232
          Diversified Financials - 4.2 %
          Consumer Finance - 1.2 %
214,979   American Express Co.                                    $9,035,567
          Diversified Financial Services - 2.5 %
763,415   Bank of America Corp.                                   $10,008,371
848,200   Citigroup, Inc. *                                        3,307,980
129,900   J.P. Morgan Chase & Co.                                  4,945,293
                                                                  $18,261,644
          Investment Banking & Brokerage - 0.5 %
244,800   TD Ameritrade Holding Corp *                            $3,953,520
          Total Diversified Financials                            $31,250,731
          Insurance - 3.8 %
          Multi-Line Insurance - 0.8 %
257,600   Hartford Financial Services Group, Inc.                 $5,911,920
          Property & Casualty Insurance - 3.0 %
1,299,700 Assured Guaranty, Ltd.                                  $22,237,867
          Total Insurance                                         $28,149,787
          Software & Services - 6.3 %
          Application Software - 3.3 %
1,404,800 TIBCO Software, Inc. * (b)                              $24,921,152
          Data Processing & Outsourced Services - 1.5 %
 48,140   MasterCard, Inc.                                        $10,783,360
          Systems Software - 1.5 %
428,350   Oracle Corp.                                            $11,501,198
          Total Software & Services                               $47,205,710
          Technology Hardware & Equipment - 18.7 %
          Communications Equipment - 6.1 %
1,062,200 Cisco Systems, Inc. *                                   $23,262,180
2,607,500 Motorola, Inc. * (b)                                     22,241,975
                                                                  $45,504,155
          Computer Hardware - 5.7 %
150,720   Apple, Inc. *                                           $42,766,800
          Computer Storage & Peripherals - 6.9 %
1,747,800 EMC Corp. *                                             $35,497,818
548,700   Western Digital Corp. *                                  15,577,593
                                                                  $51,075,411
          Total Technology Hardware & Equipment                   $139,346,366
          Semiconductors - 8.8 %
275,500   Broadcom Corp. * (b)                                    $9,749,945
1,329,300 Intel Corp.                                              25,562,439
3,118,160 ON Semiconductor Corp. * (b)                             22,481,938
301,400   Texas Instruments, Inc.                                  8,179,996
                                                                  $65,974,318
          Total Semiconductors                                    $65,974,318
          TOTAL COMMON STOCKS
Principal (Cost  $673,278,150)                                    $739,912,800
 Amount
          TEMPORARY CASH INVESTMENTS - 12.7 %
          Securities Lending Collateral  - 12.7 % (c)
          Certificates of Deposit:
2,708,186 Bank of Nova Scotia, 0.37%, 9/29/10                     $2,708,186
1,895,730 BBVA Group NY, 0.56%, 7/26/11                            1,895,730
2,708,186 BNP Paribas Bank NY, 0.38%, 11/8/10                      2,708,186
1,354,093 DNB Nor Bank ASA NY, 0.27%, 11/10/10                     1,354,093
2,708,186 Nordea NY,  0.5%, 12/10/10                               2,708,186
2,708,186 RoboBank Netherland NV NY, 0.44%, 8/8/11                 2,708,186
2,708,186 Royal Bank of Canada NY, 0.26%, 1/21/11                  2,708,186
2,708,186 SocGen NY,  0.34%, 11/10/10                              2,708,186
1,354,093 Svenska NY,  0.275%, 11/12/10                            1,354,093
                                                                  $20,853,032
          Commercial Paper:
1,624,912 American Honda Finance, 0.28%, 5/4/11                   $1,624,912
1,089,390 American Honda Finance, 1.04%, 6/20/11                   1,089,390
996,383   Australia & New Zealand Banking Group, 1.04%, 8/4/11     996,383
2,764,263 Caterpillar Financial Services Corp., 1.04%, 6/24/11     2,764,263
2,979,005 CBA, 0.31%, 1/3/11                                       2,979,005
541,557   CHARFD, 0.38%, 10/15/10                                  541,557
1,894,522 CHARFD, 0.31%, 12/14/10                                  1,894,522
1,083,180 CLIPPR, 0.45%, 10/8/10                                   1,083,180
1,624,141 CLIPPR, 0.28%, 12/1/10                                   1,624,141
874,352   CLIPPR, 0.45%, 10/8/10                                   874,352
1,514,820 FAIRPP, 0.3%, 11/9/10                                    1,514,820
1,082,779 FASCO, 0.27%, 12/1/10                                    1,082,779
2,708,552 Federal Home Loan Bank, 0.37%, 6/1/11                    2,708,552
1,354,015 GE Corp., 0.55%, 1/26/11                                 1,354,015
270,648   General Electric Capital Corp., 0.37%, 6/6/11            270,648
293,137   General Electric Capital Corp., 0.59%, 10/6/10           293,137
295,191   General Electric Capital Corp., 0.62%, 10/21/10          295,191
1,082,779 OLDLLC, 0.27%, 12/1/10                                   1,082,779
1,483,558 OLDLLC, 0.27%, 12/2/10                                   1,483,558
2,166,006 SANTANDER, 0.43%, 10/22/10                               2,166,006
541,574   SRCPP, 0.38%, 10/12/10                                   541,574
1,353,423 SRCPP, 0.27%, 12/6/10                                    1,353,423
812,432   STRAIT, 0.36%, 10/4/10                                   812,432
2,031,317 STRAIT, 0.25%, 12/8/10                                   2,031,317
1,353,936 TBLLC, 0.38%, 10/12/10                                   1,353,936
1,353,463 TBLLC, 0.27%, 12/2/10                                    1,353,463
2,708,186 Toyota Motor Credit Corp., 0.44%, 9/8/11                 2,708,186
2,707,554 VARFUN, 0.35%, 10/25/10                                  2,707,554
1,624,974 Wachovia, 0.39%, 3/22/11                                 1,624,974
2,708,186 Westpac, 0.5%, 07/29/11                                  2,708,186
1,083,201 WFC, 0.37%, 12/2/10                                      1,083,201
                                                                  $46,001,436
          Tri-party Repurchase Agreements:
1,972,426 Barclays Capital Markets,  0.2%, 10/1/10                $1,972,426
10,832,745Deutsche Bank Securites, Inc., 0.25%, 10/1/10            10,832,745
2,708,186 HSBC Bank USA NA, 0.25% 10/1/10                          2,708,186
1,624,918 JPMorgan, Inc., 0.22%, 10/1/10                           1,624,918
2,708,186 RBS Securities, Inc., 0.25%, 10/1/10                     2,708,186
                                                                  $19,846,461
 Shares   Money Market Mutual Funds
2,708,186 Blackrock Liquidity Temporary Cash Fund                 $2,708,186
2,708,186 Dreyfus Preferred Money Market Fund                      2,708,186
2,708,186 Fidelity Prime Money Market Fund                         2,708,186
                                                                  $8,124,558

          Total Securities Lending Collateral                     $94,825,487
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $94,825,487)                                     $94,825,487

          PURCHASED OPTIONS - 0.0%
          Put Option - 0.0%
  300     Apple, Inc., expiring October 2016 at $240              $8,700
 2,000    Assured Guaranty, Ltd., expiring October 2016 at $14     16,000
  300     Freeport McMoRan Corp., expiring October 2016 at $67.50  2,550
 2,000    Gannett Co., expiring October 2016 at $13                200,000
 2,000    Intel Corp., expiring October 2016 at $19                74,000
                                                                  $301,250
          TOTAL PURCHASED OPTIONS
          (Cost  $1,197,800)                                      $301,250

          TOTAL INVESTMENT IN SECURITIES - 112.3%
          (Cost  $772,150,684) (a)                                $839,070,787

          WRITTEN OPTIONS - 0.0%
          Call Option - 0.0%
  -500    Intel Corp., expiring October 2016 at $18               $-67,000
  -750    Las Vegas Sands Corp., expiring October 2016 at $28      -517,500
  -400    Las Vegas Sands Corp., expiring October 2016 at $27      -316,000
                                                                  $-900,500
          TOTAL WRITTEN OPTIONS
          (Cost  $(356,250))                                      $-900,500

          OTHER ASSETS AND LIABILITIES - (12.3%)                  $-91,068,982

          TOTAL NET ASSETS - 100.0%                               $747,101,305

   *      Non-income producing security.

  (a) At September 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $772,150,684 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost               $132,188,764

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                -65,268,661

          Net unrealized gain                                     $66,920,103

  (b)     At September 30, 2010, the following securities were out on loan:

 Shares                           Security                         Value
 6,300    Abercrombie & Fitch Co.                                 $253,575
119,000   Aga Medical Holdings, Inc.                               1,725,500
109,642   Broadcom Corp.                                           3,947,112
2,523,100 Dryships, Inc.                                           12,615,500
356,900   Gannett, Inc.                                            4,550,475
428,200   Insulet Corp.                                            6,315,950
394,100   Las Vegas Sands Corp.                                    13,892,025
  500     Medicis Pharmaceutical Corp.                             15,250
1,900,000 Motorola, Inc.                                           16,625,000
145,300   On Semiconductor Corp.                                   1,089,750
 3,400    Praxair, Inc.                                            311,950
 14,000   Range Resources Corp.                                    556,500
286,300   Royal Caribbean Cruises, Inc.                            9,304,750
355,000   Textron, Inc.                                            7,543,750
 38,900   Tibco Software, Inc.                                     719,650
182,900   United States Steel Corp.                                8,276,225
  500     Urban Outfitters, Inc.                                   16,375
 91,400   Vertex Pharmaceuticals, Inc.                             3,267,550
193,400   Zions Bancorp, Inc.                                      4,158,100
          Total                                                   $95,184,987

(c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.


          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund's assets:

                              Level 1     Level 2   Level 3    Total
Convertible corp. bonds		 0	    4,031,250		4,031,250
Common Stocks              $739,912,800     $0         $0    $739,912,800
Temporary Cash Investments       0        86,700,929    0       86,700,929
Money market Mutual Fund      8,124,558      0          0       8,124,558
Purchased Options		301,250      0		0	  301,250
Written Options			(900,500)    0		0	  (900,500)
Total                      $747,438,108  $90,732,179   $0     $838,170,287



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 29, 2010

* Print the name and title of each signing officer under his or her signature.